Revenue and Geography Information (Details) - Schedule of company’s sales breakdown based on location - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	¥ 246,899	¥ 193,088	¥ 238,096
Mainland China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	112,400	83,124	86,754
Hong Kong [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	30,030	51,885	69,839
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	6,157	17,873	34,063
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	19,536	18,003	4,538
The United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	17,277	19,904	36,349
South America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	45,743		4,065
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	¥ 15,756	¥ 2,299	¥ 2,488